CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement
Profit	€ 2,758	€ 2,764	€ 4,860
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Depreciation and amortization	7,349	7,600	7,479
Net impairments (reversals) of tangible, intangible and right-of-use assets	1,582	2,900	1,802
Write-off of tangible and intangible assets	33	580	535
Share of (profit) loss of equity-accounted investments	(1,161)	(866)	(1,336)
Net gain on disposal of assets	(99)	(601)	(441)
Dividend income	(242)	(227)	(255)
Interest income	(444)	(497)	(517)
Interest expense	1,256	1,245	1,000
Income taxes	3,020	3,725	5,368
Other changes	(515)	(158)	(700)
Cash flow from changes in working capital	2,735	1,286	1,811
- inventories	916	68	1,792
- trade receivables	3,214	1,145	3,322
- trade payables	(835)	110	(4,823)
- provisions	(554)	(87)	97
- other assets and liabilities	(6)	50	1,423
Change in the provisions for employee benefits	(79)	(105)	1
Dividends received	1,785	1,946	2,255
Interest received	358	456	459
Interest paid	(1,269)	(1,130)	(919)
Income taxes paid, net of tax receivables received	(3,737)	(5,826)	(6,283)
Net cash provided by operating activities	13,330	13,092	15,119
Cash flow from investing activities	(9,999)	(11,782)	(12,404)
- tangible assets	(8,702)	(7,999)	(8,739)
- prepaid right-of-use assets		(5)
- intangible assets	(527)	(486)	(476)
- consolidated subsidiaries and businesses net of cash and cash equivalents acquired	(196)	(1,795)	(1,277)
- investments	(682)	(798)	(1,315)
- securities and financing receivables held for operating purposes	(89)	(185)	(388)
- change in payables in relation to investing activities	197	(514)	(209)
Cash flow from disposals	2,040	2,496	845
- tangible assets	1,414	1,354	122
- intangible assets	4	21	32
- consolidated subsidiaries and businesses net of cash and cash equivalents disposed of	118	887	395
- investments	135	526	47
- securities and financing receivables held for operating purposes	98	69	32
- change in receivables in relation to disposals	271	(361)	217
Net change in securities and financing receivables held for non-operating purposes	(1,339)	(531)	2,194
Net cash used in investing activities	(9,298)	(9,817)	(9,365)
Increase in long-term financial debt	1,884	3,516	4,971
Repayments of long-term financial debt	(4,163)	(4,748)	(3,161)
Payments of lease liabilities	(1,250)	(1,205)	(963)
Increase (decrease) in short-term financial debt	(276)	(61)	(1,495)
Dividends paid to Eni's shareholders	(3,080)	(3,068)	(3,046)
Dividends paid to non-controlling interest	(277)	(45)	(36)
Capital contribution (reimbursement) by non-controlling interests	709	589	(16)
Sale (purchase) of additional interests in consolidated subsidiaries	5,072		(60)
Other contributions	9	14
Purchase of treasury shares	(1,896)	(2,012)	(1,803)
Effect of issuance of convertible bonds			79
Net issuance (repayment) of perpetual subordinated bonds	(18)	1,778
Coupon payment on perpetual subordinated bonds	(310)	(138)	(138)
Net cash used in financing activities	(3,596)	(5,380)	(5,668)
Effect of exchange rate changes and other changes on cash and cash equivalents	(198)	83	(62)
Net increase (decrease) in cash and cash equivalents	238	(2,022)	24
Cash and cash equivalents - beginning of the year	8,183	10,205	10,181
Cash and cash equivalents - end of the year	8,421	8,183	10,205
Related parties
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Net cash provided by operating activities	(11,375)	(11,508)	(7,011)
Net cash used in investing activities	(3,181)	(3,140)	(1,695)
Net cash used in financing activities	(407)	(20)	(162)
Effect of exchange rate changes and other changes on cash and cash equivalents		(3)	(7)
Net increase (decrease) in cash and cash equivalents	€ (14,963)	€ (14,671)	€ (8,875)